Basis of preparation and significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2025
Basis Of Preparation And Significant Accounting Policies
Schedule of property, plant and equipment useful lives
Plant and machinery	3-10 years
Hydrogen production plant – internal	8-20 years
Office and other equipment	3-10 years
Leases	Lease term

Schedule of estimated useful lives of intangible assets
Software	3 years
Completed development technology	3 years
Intellectual property	Indefinite useful life